Subsequent Events	3 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events after the balance sheet date of March 31, 2023 through May 15, 2023, the date the condensed interim consolidated financial statements were issued. Based upon its evaluation, management has determined that no subsequent events have occurred that would require recognition in the accompanying consolidated financial statements or disclosure in the notes thereto, except as follows:

1.	Subsequent to March 31, 2023, the Company paid CAD$671,610 in notes payable to director Brian Tingle in full satisfaction of notes maturing in April 2023.

2.	On April 30, 2023, the Company vacated its leased office space in Los Angeles, CA in accordance with the termination of the lease. The Company is operating with a fully remote workforce for the foreseeable future. Upon vacating the office space, the Company sold or disposed of excess office furniture and equipment, including computers that are no longer needed by the current workforce.